Prepayments, Deposits and Other Assets, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at the beginning of the year	$ 6,149	$ 41,602
Provision for doubtful accounts	(5,817)	(37,117)
Foreign currency translation adjustment	(185)	1,664
Balance at the end of the year	$ 147	$ 6,149